SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Significant Accounting Policies [Line Items]
Revenue, Net, Total	$ 619,948,777	$ 433,969,569	$ 313,895,205
Business Tax And Surcharges Rate Minimum	3.30%
Business Tax And Surcharges Rate Maximum	5.60%
Advertising Expense	$ 2,637,778	3,276,393	2,779,346
Government Subsidies Received	3,301,463	440,210	1,092,286
Government Subsidies	3,327,169	464,327	1,104,750
Foreign Currency Transaction Gain (Loss), Realized	5,186,540	1,691,122	1,026,482
Aggregate amounts of Cash and cash equivalents, term deposits and restricted cash denominated in RMB	$ 372,001,401	452,532,392
Small Scale VAT Payers [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	3.00%
General VAT Payers [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	17.00%
Beijing Xintang Sichuang Education Technology Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
TAL Education Technology Beijing Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Beijing Yidu Huida Education Technology Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Zhixuesi Education Consulting Beijing Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Xinxin Xiangrong, Tianjin Dongxuetang, and Changsha Education [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Educational Programs And Services [Member]
Significant Accounting Policies [Line Items]
Revenue, Net, Total	$ 585,046,737	415,002,434	303,842,180
Mobby Courses [Member]
Significant Accounting Policies [Line Items]
Refund Of Course Fees Percentage	60.00%
Online Education Services [Member]
Significant Accounting Policies [Line Items]
Revenue, Net, Total	$ 24,710,561	15,489,758	9,289,431
Sales Of Education Materials Online Advertising Services And Others [Member]
Significant Accounting Policies [Line Items]
Revenue, Net, Total	$ 10,191,479	$ 3,477,377	$ 763,594
Xueersi Peiyou Small Class Courses [Member]
Significant Accounting Policies [Line Items]
Number Of Classes Per Course Minimum Quantity Required	7
Software Products [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	17.00%
Value Added Tax Refund Rate	14.00%
Firstleap [Member]
Significant Accounting Policies [Line Items]
Refund Of Course Fees Percentage	50.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Investment Maturity Period	3 months
Equity Method Investment, Ownership Percentage	20.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Investment Maturity Period	1 year
Equity Method Investment, Ownership Percentage	50.00%
Common Class A [Member]
Significant Accounting Policies [Line Items]
Number Of Votes Per Common Share Held	1
Common Class B [Member]
Significant Accounting Policies [Line Items]
Number Of Votes Per Common Share Held	10
Mr Bangxin Zhang [Member]
Significant Accounting Policies [Line Items]
Number Of Votes Considered For Deduction For Appointment And Removal Of Director By Shareholders	1
Beijing Xueersi Education Technology Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Tianjin Xueersi Education Information Consulting Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%
Qingdao Xueersi Education Information Consulting Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%